Fees Summary	May 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 804,000
Previously Paid Amount	0.00
Total Fee Amount	123.09
Total Offset Amount	0.00
Net Fee	123.09
Narrative - Max Aggregate Offering Price	$ 804,000
Final Prospectus	true